Subsequent Event	6 Months Ended
Dec. 31, 2020
Subsequent Events [Abstract]
Subsequent Event
16.	SUBSEQUENT EVENT

On March 26, 2021, the Company entered into certain securities purchase agreement (the "SPA") with certain "non-U.S. Persons" (the "Purchasers") as defined in Regulation S of the Securities Act of 1933, as amended (the "Securities Act") pursuant to which the Company agreed to sell an aggregate of 3,797,488 units (the "Units"), each Unit consisting of one ordinary share of the Company, no par value ("Share") and a warrant to purchase three Shares ("Warrant") with an initial exercise price of $4.65 per Share, at a price of $3.72 per Unit, for an aggregate purchase price of approximately $14.1 million (the "Offering"). The net proceeds to the Company from such Offering will be approximately $14.1 million and shall be used by the Company for the planned blockchain and cryptocurrency mining operation and for working capital and general corporate purposes.

The Warrants are exercisable six (6) months from the date of issuance at an initial exercise price of $4.65 per Share, for cash (the "Warrant Shares"). The Warrants may also be exercised cashlessly if at any time after the six-month anniversary of the issuance date, there is no effective registration statement registering, or no current prospectus available for, the resale of the Warrant Shares. The Warrants shall expire five and a half (5.5) years from its date of issuance. The Warrants are subject to customary anti-dilution provisions reflecting stock dividends and splits or other similar transactions. The Warrants contain a mandatory exercise right for the Company to force exercise of the Warrants if the Company's Shares trades at or above $23.25 per Share, for 20 consecutive trading days, provided, among other things, that the shares issuable upon exercise of the Warrants are registered or may be sold pursuant to Rule 144 and the daily trading volume exceeds 300,000 Shares per trading day on each trading day in a period of 20 consecutive trading days prior to the applicable date.

On April 20, 2021, the transaction contemplated by the SPA consummated when all the closing conditions of the SPA have been satisfied and the Company issued 3,797,488 Units to the Purchasers pursuant to the SPA.